INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Investment Securities

	December 31, 2022				December 31, 2021
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Equity and note (AerCap)	$—	$—	$—	$7,403	$—	$—	$—	$8,287
Equity (Baker Hughes)	—	—	—	207	—	—	—	4,010
Current investment securities	$—	$—	$—	$7,609	$—	$—	$—	$12,297
Debt
U.S. corporate	$26,921	$675	$(2,164)	$25,432	$25,182	$5,502	$(33)	$30,652
Non-U.S. corporate	2,548	18	(300)	2,266	2,361	343	(4)	2,701
State and municipal	2,898	66	(241)	2,722	2,639	573	(6)	3,205
Mortgage and asset-backed	4,442	21	(290)	4,173	3,950	117	(47)	4,019
Government and agencies	1,172	2	(147)	1,026	1,086	104	(2)	1,188
Other equity	408	—	—	408	412	—	—	412
Non-current investment securities	$38,388	$781	$(3,143)	$36,027	$35,630	$6,639	$(92)	$42,177

Schedule of Cash Flows Associated Investment Securities
Cash flows associated with purchases, dispositions and maturities of insurance investment securities are as follows:

For the years ended December 31	2022	2021
Purchases of investment securities	$(4,046)	$(4,286)
Dispositions and maturities of investment securities	3,170	2,997
Net (purchases) dispositions of insurance investment securities	$(876)	$(1,290)

Contractual Maturities of Debt Securities (Excluding Mortgage and Asset-Backed Securities)
Contractual maturities of our debt securities (excluding mortgage and asset-backed securities) at December 31, 2022 are as follows:

	Amortized cost	Estimated fair value
Within one year	$413	$409
After one year through five years	4,287	4,247
After five years through ten years	5,910	5,869
After ten years	22,928	20,920